ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - item	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 02, 2020
Legacy Huazhu | Minimum
Organization and presentation activities
Term of franchise and management agreement	8 years
Legacy Huazhu | Maximum
Organization and presentation activities
Term of franchise and management agreement	10 years
Leased and owned hotels
Organization and presentation activities
Number of hotels	633	691
Manachised hotels
Organization and presentation activities
Number of hotels	10,380	8,526
Manachised hotels | Legacy DH | Minimum
Organization and presentation activities
Term of franchise and management agreement	15 years
Manachised hotels | Legacy DH | Maximum
Organization and presentation activities
Term of franchise and management agreement	20 years
Franchised hotels
Organization and presentation activities
Number of hotels	134	177
Franchised hotels | Legacy DH | Minimum
Organization and presentation activities
Term of franchise and management agreement	10 years
Franchised hotels | Legacy DH | Maximum
Organization and presentation activities
Term of franchise and management agreement	15 years
Deutsche Hospitality
Organization and presentation activities
Percent of ownership acquired (as percent)			100.00%